Distribution Date:	12/17/21	DBGS 2018-C1 Mortgage Trust
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C1

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation

Certificate Factor Detail	4		Lainie Kaye	(212) 250-5270

Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131

Mortgage Loan Detail (Part 1)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18
			David Rodgers	(212) 230-9090
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 1	23		9062 Old Annapolis Road | Columbia, MD 21045

Specially Serviced Loan Detail - Part 2	24	Trustee	Wilmington Trust, National Association

Modified Loan Detail	25		CMBS Trustee	(302) 636-4140
			1100 North Market Street | Wilmington, DE 19890
Historical Liquidated Loan Detail	26
		Directing Holder	RREF III-D AIV RR, LLC
Historical Bond / Collateral Loss Reconciliation Detail	27
			-
Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29	Loan-Specific Directing	Waterfall Eden Master Fund, Ltd.
		Holder
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	23307DAW3	3.409000%	14,440,000.00	6,192,574.70	386,289.11	17,592.07	0.00	0.00	403,881.18	5,806,285.59	32.81%	32.57%
A-2	23307DAX1	4.358000%	87,090,000.00	87,090,000.00	0.00	316,281.85	0.00	0.00	316,281.85	87,090,000.00	32.81%	32.57%
A-SB	23307DAY9	4.302000%	29,104,000.00	29,104,000.00	0.00	104,337.84	0.00	0.00	104,337.84	29,104,000.00	32.81%	32.57%
A-3	23307DAZ6	4.197000%	83,000,000.00	83,000,000.00	0.00	290,292.50	0.00	0.00	290,292.50	83,000,000.00	32.81%	32.57%
A-4	23307DBA0	4.466000%	504,969,000.00	504,969,000.00	0.00	1,879,326.29	0.00	0.00	1,879,326.29	504,969,000.00	32.81%	32.57%
A-M	23307DBC6	4.612752%	118,056,000.00	118,056,000.00	0.00	453,802.52	0.00	0.00	453,802.52	118,056,000.00	21.64%	21.49%
B	23307DBD4	4.634002%	41,063,000.00	41,063,000.00	0.00	158,571.68	0.00	0.00	158,571.68	41,063,000.00	17.76%	17.64%
C	23307DBE2	4.634002%	41,063,000.00	41,063,000.00	0.00	158,571.68	0.00	0.00	158,571.68	41,063,000.00	13.87%	13.78%
D	23307DAG8	2.884002%	26,948,000.00	26,948,000.00	0.00	64,765.07	0.00	0.00	64,765.07	26,948,000.00	11.32%	11.26%
E	23307DAJ2	2.884002%	20,531,000.00	20,531,000.00	0.00	49,342.87	0.00	0.00	49,342.87	20,531,000.00	9.38%	9.33%
F	23307DAL7	3.134002%	19,249,000.00	19,249,000.00	0.00	50,272.00	0.00	0.00	50,272.00	19,249,000.00	7.56%	7.52%
G-RR	23307DAP8	4.634002%	10,265,000.00	10,265,000.00	0.00	39,640.02	0.00	0.00	39,640.02	10,265,000.00	6.58%	6.56%
H-RR	23307DAR4	4.634002%	30,798,079.00	30,798,079.00	0.00	154,356.54	0.00	0.00	154,356.54	30,798,079.00	3.67%	3.67%
S	23307DAT0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23307DAU7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
7E-A	23307DBF9	4.637000%	5,486,000.00	5,486,000.00	0.00	21,198.82	0.00	0.00	21,198.82	5,486,000.00	84.33%	84.33%
7E-B	23307DBH5	5.237000%	8,216,000.00	8,216,000.00	0.00	35,855.99	0.00	0.00	35,855.99	8,216,000.00	60.85%	60.85%
7E-C	23307DBK8	5.549954%	7,954,000.00	7,954,000.00	0.00	36,786.95	0.00	0.00	36,786.95	7,954,000.00	38.13%	38.13%
7E-D	23307DBM4	5.611424%	11,594,000.00	11,594,000.00	0.00	57,096.96	0.00	0.00	57,096.96	11,594,000.00	5.00%	5.00%
7E-RR	23307DBQ5	5.611424%	1,750,000.00	1,750,000.00	0.00	12,727.83	0.00	0.00	12,727.83	1,750,000.00	0.00%	0.00%
RR	N/A	4.634002%	15,635,211.50	15,509,599.54	5,883.36	60,432.46	0.00	0.00	66,315.82	15,503,716.18	0.00%	0.00%
Interest
RR	23307DBS1	4.634002%	23,471,068.35	23,282,503.77	8,831.90	90,719.23	0.00	0.00	99,551.13	23,273,671.87	0.00%	0.00%
										Certificate Distribution Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
LR	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,100,682,358.85	1,092,120,757.01	401,004.37	4,051,971.17	0.00	0.00	4,452,975.54	1,091,719,752.64

Notional Certificates
X-A	23307DBB8	0.199057%	836,659,000.00	828,411,574.70	0.00	137,417.53	0.00	0.00	137,417.53	828,025,285.59
X-B	23307DAA1	0.000000%	82,126,000.00	82,126,000.00	0.00	0.00	0.00	0.00	0.00	82,126,000.00
X-D	23307DAC7	1.750000%	47,479,000.00	47,479,000.00	0.00	69,240.21	0.00	0.00	69,240.21	47,479,000.00
X-F	23307DAE3	1.500000%	19,249,000.00	19,249,000.00	0.00	24,061.25	0.00	0.00	24,061.25	19,249,000.00
Notional SubTotal			985,513,000.00	977,265,574.70	0.00	230,718.99	0.00	0.00	230,718.99	976,879,285.59

Deal Distribution Total					401,004.37	4,282,690.16	0.00	0.00	4,683,694.53

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 3 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23307DAW3	428.84866343	26.75132341	1.21828740	0.00000000	0.00000000	0.00000000	0.00000000	27.96961080	402.09734003
A-2	23307DAX1	1,000.00000000	0.00000000	3.63166667	0.00000000	0.00000000	0.00000000	0.00000000	3.63166667	1,000.00000000
A-SB	23307DAY9	1,000.00000000	0.00000000	3.58500000	0.00000000	0.00000000	0.00000000	0.00000000	3.58500000	1,000.00000000
A-3	23307DAZ6	1,000.00000000	0.00000000	3.49750000	0.00000000	0.00000000	0.00000000	0.00000000	3.49750000	1,000.00000000
A-4	23307DBA0	1,000.00000000	0.00000000	3.72166666	0.00000000	0.00000000	0.00000000	0.00000000	3.72166666	1,000.00000000
A-M	23307DBC6	1,000.00000000	0.00000000	3.84395982	0.00000000	0.00000000	0.00000000	0.00000000	3.84395982	1,000.00000000
B	23307DBD4	1,000.00000000	0.00000000	3.86166817	0.00000000	0.00000000	0.00000000	0.00000000	3.86166817	1,000.00000000
C	23307DBE2	1,000.00000000	0.00000000	3.86166817	0.00000000	0.00000000	0.00000000	0.00000000	3.86166817	1,000.00000000
D	23307DAG8	1,000.00000000	0.00000000	2.40333494	0.00000000	0.00000000	0.00000000	0.00000000	2.40333494	1,000.00000000
E	23307DAJ2	1,000.00000000	0.00000000	2.40333496	0.00000000	0.00000000	0.00000000	0.00000000	2.40333496	1,000.00000000
F	23307DAL7	1,000.00000000	0.00000000	2.61166814	0.00000000	0.00000000	0.00000000	0.00000000	2.61166814	1,000.00000000
G-RR	23307DAP8	1,000.00000000	0.00000000	3.86166780	0.00000000	0.00000000	0.00000000	0.00000000	3.86166780	1,000.00000000
H-RR	23307DAR4	1,000.00000000	0.00000000	5.01188857	(1.15022044)	5.94367688	0.00000000	0.00000000	5.01188857	1,000.00000000
S	23307DAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	23307DAU7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
7E-A	23307DBF9	1,000.00000000	0.00000000	3.86416697	0.00000000	0.00000000	0.00000000	0.00000000	3.86416697	1,000.00000000
7E-B	23307DBH5	1,000.00000000	0.00000000	4.36416626	0.00000000	0.00000000	0.00000000	0.00000000	4.36416626	1,000.00000000
7E-C	23307DBK8	1,000.00000000	0.00000000	4.62496228	0.00000000	0.00000000	0.00000000	0.00000000	4.62496228	1,000.00000000
7E-D	23307DBM4	1,000.00000000	0.00000000	4.92469898	0.00000000	0.00000000	0.00000000	0.00000000	4.92469898	1,000.00000000
7E-RR	23307DBQ5	1,000.00000000	0.00000000	7.27304571	0.00000000	0.00000000	0.00000000	0.00000000	7.27304571	1,000.00000000
RR Interest	N/A	991.96608501	0.37628912	3.86515142	(0.03450737)	0.17831546	0.00000000	0.00000000	4.24144055	991.58979589
RR	23307DBS1	991.96608449	0.37628879	3.86515129	(0.03450759)	0.17831485	0.00000000	0.00000000	4.24144008	991.58979570
LR	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23307DBB8	990.14242923	0.00000000	0.16424556	0.00000000	0.00000000	0.00000000	0.00000000	0.16424556	989.68072487
X-B	23307DAA1	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	23307DAC7	1,000.00000000	0.00000000	1.45833337	0.00000000	0.00000000	0.00000000	0.00000000	1.45833337	1,000.00000000
X-F	23307DAE3	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 4 of 29

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/21 - 11/30/21	30	0.00	17,592.07	0.00	17,592.07	0.00	0.00	0.00	17,592.07	0.00
A-2	11/01/21 - 11/30/21	30	0.00	316,281.85	0.00	316,281.85	0.00	0.00	0.00	316,281.85	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	104,337.84	0.00	104,337.84	0.00	0.00	0.00	104,337.84	0.00
A-3	11/01/21 - 11/30/21	30	0.00	290,292.50	0.00	290,292.50	0.00	0.00	0.00	290,292.50	0.00
A-4	11/01/21 - 11/30/21	30	0.00	1,879,326.29	0.00	1,879,326.29	0.00	0.00	0.00	1,879,326.29	0.00
X-A	11/01/21 - 11/30/21	30	0.00	137,417.53	0.00	137,417.53	0.00	0.00	0.00	137,417.53	0.00
A-M	11/01/21 - 11/30/21	30	0.00	453,802.52	0.00	453,802.52	0.00	0.00	0.00	453,802.52	0.00
B	11/01/21 - 11/30/21	30	0.00	158,571.68	0.00	158,571.68	0.00	0.00	0.00	158,571.68	0.00
C	11/01/21 - 11/30/21	30	0.00	158,571.68	0.00	158,571.68	0.00	0.00	0.00	158,571.68	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	11/01/21 - 11/30/21	30	0.00	69,240.21	0.00	69,240.21	0.00	0.00	0.00	69,240.21	0.00
X-F	11/01/21 - 11/30/21	30	0.00	24,061.25	0.00	24,061.25	0.00	0.00	0.00	24,061.25	0.00
D	11/01/21 - 11/30/21	30	0.00	64,765.07	0.00	64,765.07	0.00	0.00	0.00	64,765.07	0.00
E	11/01/21 - 11/30/21	30	0.00	49,342.87	0.00	49,342.87	0.00	0.00	0.00	49,342.87	0.00
F	11/01/21 - 11/30/21	30	0.00	50,272.00	0.00	50,272.00	0.00	0.00	0.00	50,272.00	0.00
G-RR	11/01/21 - 11/30/21	30	0.00	39,640.02	0.00	39,640.02	0.00	0.00	0.00	39,640.02	0.00
H-RR	11/01/21 - 11/30/21	30	218,478.41	118,931.96	0.00	118,931.96	(35,424.58)	0.00	0.00	154,356.54	183,053.83
7E-A	11/01/21 - 11/30/21	30	0.00	21,198.82	0.00	21,198.82	0.00	0.00	0.00	21,198.82	0.00
7E-B	11/01/21 - 11/30/21	30	0.00	35,855.99	0.00	35,855.99	0.00	0.00	0.00	35,855.99	0.00
7E-C	11/01/21 - 11/30/21	30	0.00	36,786.95	0.00	36,786.95	0.00	0.00	0.00	36,786.95	0.00
7E-D	11/01/21 - 11/30/21	30	0.00	54,215.71	0.00	54,215.71	0.00	0.00	2,881.24	57,096.96	0.00
7E-RR	11/01/21 - 11/30/21	30	0.00	8,183.33	0.00	8,183.33	0.00	0.00	4,544.50	12,727.83	0.00
RR Interest	11/01/21 - 11/30/21	30	3,327.53	59,892.93	0.00	59,892.93	(539.53)	0.00	0.00	60,432.46	2,788.00
RR	11/01/21 - 11/30/21	30	4,995.17	89,909.30	0.00	89,909.30	(809.93)	0.00	0.00	90,719.23	4,185.24
Totals			226,801.11	4,238,490.37	0.00	4,238,490.37	(36,774.04)	0.00	7,425.74	4,282,690.16	190,027.07

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 5 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
V-A-1 (V1)	N/A	N/A	330,148.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-1 (V2)	N/A	4.634002%	330,148.18	141,583.60	8,831.90	546.75	0.00	0.00	9,378.65	132,751.70
V-A-2 (V1)	N/A	N/A	1,991,177.65	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-2 (V2)	N/A	4.634002%	1,991,177.65	1,991,177.65	0.00	7,689.27	0.00	0.00	7,689.27	1,991,177.65
V-A-3 (V1)	N/A	N/A	1,897,666.15	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-3 (V2)	N/A	4.634002%	1,897,666.15	1,897,666.15	0.00	7,328.16	0.00	0.00	7,328.16	1,897,666.15
V-A-4 (V1)	N/A	N/A	11,545,332.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-4 (V2)	N/A	4.634002%	11,545,332.25	11,545,332.25	0.00	44,584.24	0.00	0.00	44,584.24	11,545,332.25
V-A-SB (V1)	N/A	N/A	665,417.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-A-SB (V2)	N/A	4.634002%	665,417.78	665,417.78	0.00	2,569.62	0.00	0.00	2,569.62	665,417.78
V-AM (V1)	N/A	N/A	2,699,167.17	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-AM (V2)	N/A	4.634002%	2,699,167.17	2,699,167.17	0.00	10,423.29	0.00	0.00	10,423.29	2,699,167.17
V-B (V1)	N/A	N/A	938,841.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-B (V2)	N/A	4.634002%	938,841.75	938,841.75	0.00	3,625.50	0.00	0.00	3,625.50	938,841.75
V-C (V1)	N/A	N/A	938,841.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-C (V2)	N/A	4.634002%	938,841.75	938,841.75	0.00	3,625.50	0.00	0.00	3,625.50	938,841.75
V-D (V1)	N/A	N/A	616,124.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-D (V2)	N/A	4.634002%	616,124.18	616,124.18	0.00	2,379.27	0.00	0.00	2,379.27	616,124.18
V-E (V1)	N/A	N/A	469,409.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-E (V2)	N/A	4.634002%	469,409.44	469,409.44	0.00	1,812.70	0.00	0.00	1,812.70	469,409.44
V-F (V1)	N/A	N/A	440,098.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-F (V2)	N/A	4.634002%	440,098.50	440,098.50	0.00	1,699.51	0.00	0.00	1,699.51	440,098.50
V-G (V1)	N/A	N/A	234,693.29	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-G (V2)	N/A	4.634002%	234,693.29	234,693.29	0.00	906.31	0.00	0.00	906.31	234,693.29
V-H (V1)	N/A	N/A	704,150.26	0.00	0.00	0.00	0.00	0.00	0.00	0.00
V-H (V2)	N/A	4.634002%	704,150.26	704,150.26	0.00	3,529.12	0.00	0.00	3,529.12	704,150.26
Regular Interest Total			46,942,136.70	23,282,503.77	8,831.90	90,719.24	0.00	0.00	99,551.14	23,273,671.87
								Exchangeable Certificate Detail continued to next page

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	4,683,694.53
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,264,183.33	Master Servicing Fee	9,952.05
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,498.24
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	455.05
ARD Interest	0.00	Operating Advisor Fee	2,071.87
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,264,183.33	Total Fees	18,267.20

Principal		Expenses/Reimbursements
Scheduled Principal	401,004.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(36,774.04)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	401,004.37	Total Expenses/Reimbursements	(36,774.04)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,282,690.16
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	401,004.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,683,694.53
Total Funds Collected	4,665,187.70	Total Funds Distributed	4,665,187.69

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,057,120,757.19	1,057,120,757.19	Beginning Certificate Balance	1,092,120,757.01
(-) Scheduled Principal Collections	401,004.37	401,004.37	(-) Principal Distributions	401,004.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,056,719,752.82	1,056,719,752.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,057,190,090.60	1,057,190,090.60	Ending Certificate Balance	1,091,719,752.64
Ending Actual Collateral Balance	1,056,719,752.81	1,056,719,752.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.18)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.18)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00

(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.

(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.

** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
10,000,000 or less	10	73,566,953.99	6.96%	43	4.4604	2.075233	1.49x or less	9	180,823,322.93	17.11%	69	4.9515	1.052246
10,000,001 to 20,000,000	12	204,126,947.85	19.32%	63	4.9787	1.545684	1.50x to 1.59x	4	130,117,675.06	12.31%	75	4.9197	1.516749
20,000,001 to 30,000,000	10	253,751,724.39	24.01%	80	4.5501	2.500989	1.60x to 1.74x	3	122,981,242.00	11.64%	82	4.8557	1.669545
30,000,001 to 40,000,000	6	215,601,117.42	20.40%	70	4.4687	2.755885	1.75x to 1.99x	8	171,131,150.38	16.19%	70	4.9899	1.814075
40,000,001 to 50,000,000	1	42,000,000.00	3.97%	82	4.3879	1.178600	2.00x to 2.49x	5	113,211,828.44	10.71%	74	4.4076	2.242120
50,000,001 to 70,000,000	2	112,673,009.17	10.66%	82	4.5629	2.335811	2.5x to 3.49x	10	227,696,000.00	21.55%	80	4.2225	2.859013
70,000,001 or greater	2	155,000,000.00	14.67%	81	4.8805	1.629052	3.5x or greater	1	40,000,000.00	3.79%	21	4.1575	4.057800
Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751	Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	1	8,237,234.04	0.78%	81	4.0473	4.844000
							Industrial	20	100,953,910.39	9.55%	77	4.4610	3.131447
California	9	324,672,765.96	30.72%	78	4.3532	2.568748
							Mixed Use	3	139,000,000.00	13.15%	82	4.7777	1.341721
Colorado	2	26,209,294.37	2.48%	66	4.8634	1.860447
							Mobile Home Park	10	62,042,884.58	5.87%	80	4.8836	1.741275
Delaware	1	53,136,000.00	5.03%	80	4.2775	1.627600
							Multi-Family	1	37,500,000.00	3.55%	76	3.7218	2.123300
Florida	11	63,496,961.05	6.01%	64	4.5535	1.705555
							Office	20	399,575,387.19	37.81%	74	4.6779	2.199875
Indiana	3	13,238,563.52	1.25%	57	5.0020	2.120508
							Retail	48	317,647,570.64	30.06%	64	4.6945	1.991020
Iowa	1	20,000,000.00	1.89%	79	5.0930	1.897300
							Totals	102	1,056,719,752.82	100.00%	72	4.6534	2.140751
Louisiana	1	16,145,764.29	1.53%	21	5.1935	1.869500
Massachusetts	1	75,000,000.00	7.10%	80	4.8833	1.755400
Mexico	1	2,793,739.52	0.26%	79	4.9405	2.503100
Michigan	1	11,098,534.01	1.05%	21	5.2950	1.596100
Mississippi	1	4,046,931.25	0.38%	79	4.9405	2.503100
Nevada	2	35,832,884.59	3.39%	80	4.9100	1.514800
New Mexico	1	4,541,822.24	0.43%	79	4.9405	2.503100
New York	1	42,000,000.00	3.97%	82	4.3879	1.178600
North Carolina	32	38,312,000.00	3.63%	21	4.1575	4.057800
Ohio	2	44,898,083.46	4.25%	80	4.8017	1.496528
Oregon	1	5,830,933.48	0.55%	79	4.9405	2.503100
Pennsylvania	3	19,606,710.85	1.86%	29	4.5477	2.221827
South Carolina	1	1,688,000.00	0.16%	21	4.1575	4.057800
Texas	22	157,474,733.81	14.90%	81	5.0483	1.809913
Washington	3	81,278,009.17	7.69%	75	4.9582	1.490802
Wisconsin	1	7,180,787.19	0.68%	21	4.9500	1.756000
Totals	102	1,056,719,752.82	100.00%	72	4.6534	2.140751

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	4	62,500,000.00	5.91%	76	3.7907	2.597336	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.2499%	9	236,660,000.00	22.40%	68	4.1278	3.454941	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	4	132,136,000.00	12.50%	81	4.3234	1.990548	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	3	50,059,047.30	4.74%	80	4.6548	1.853120	37 months to 48 months	37	1,003,511,730.75	94.96%	75	4.6312	2.169862
	4.7500% to 4.999%	11	340,807,002.31	32.25%	76	4.8870	1.620959	49 months or greater	6	53,208,022.07	5.04%	21	5.0731	1.591703
	5.0000% or greater	11	215,481,062.01	20.39%	63	5.2081	1.579500	Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751
	Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	11	142,058,213.34	13.44%	21	4.8387	2.295547	Interest Only	23	640,442,259.35	60.61%	72	4.4759	2.399529
61 months to 114 months		32	914,661,539.48	86.56%	81	4.6247	2.116709	270 months or less	5	77,750,000.00	7.36%	62	4.8158	1.437486
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	271 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751	301 months or greater	15	338,527,493.47	32.04%	76	4.9521	1.812701
								Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		6	134,436,000.00	12.72%	80	4.1003	2.894942				None
	12 months or less	35	873,283,752.82	82.64%	71	4.7527	1.977872
	13 months to 24 months	2	49,000,000.00	4.64%	81	4.4027	2.974408
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	1,056,719,752.82	100.00%	72	4.6534	2.140751
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	656120860	OF	Sunnyvale	CA	Actual/360	4.131%	79,865.73	0.00	0.00	N/A	10/06/28	--	23,200,000.00	23,200,000.00	12/06/21
1A	301271681				Actual/360	4.131%	195,533.33	0.00	0.00	N/A	10/06/28	--	56,800,000.00	56,800,000.00	12/06/21
2	301271688	MU	San Francisco	CA	Actual/360	4.878%	325,200.00	0.00	0.00	N/A	10/06/28	--	80,000,000.00	80,000,000.00	12/06/21
3	301271661	OF	Needham	MA	Actual/360	4.883%	305,203.12	0.00	0.00	08/06/28	12/06/30	--	75,000,000.00	75,000,000.00	12/06/21
4	320611004	OF	Renton	WA	Actual/360	5.002%	233,178.73	67,509.83	0.00	N/A	10/06/28	--	55,940,519.00	55,873,009.17	12/06/21
5	656120845	RT	Newark	DE	Actual/360	4.277%	106,937.50	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	12/01/21
5A	320211001				Actual/360	4.277%	82,470.20	0.00	0.00	N/A	08/01/28	--	23,136,000.00	23,136,000.00	12/01/21
6	310731016	RT	Aventura	FL	Actual/360	4.121%	34,343.75	0.00	0.00	N/A	07/01/28	--	10,000,000.00	10,000,000.00	12/01/21
6A	310731017				Actual/360	4.121%	6,868.75	0.00	0.00	N/A	07/01/28	--	2,000,000.00	2,000,000.00	12/01/21
6B	310731010				Actual/360	4.121%	120,203.12	0.00	0.00	N/A	07/01/28	--	35,000,000.00	35,000,000.00	12/01/21
7	656120866	MU	New York	NY	Actual/360	4.388%	153,575.00	0.00	0.00	N/A	10/06/28	--	42,000,000.00	42,000,000.00	12/06/21
8	320611008	RT	Various	Various	Actual/360	4.157%	138,583.33	0.00	0.00	N/A	09/06/23	--	40,000,000.00	40,000,000.00	12/06/21
9	320611009	RT	Canutillo	TX	30/360	5.103%	158,031.51	53,790.80	0.00	N/A	10/06/28	--	37,162,023.63	37,108,232.83	12/06/21
10	656120831	MF	San Francisco	CA	Actual/360	3.722%	62,030.30	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	12/06/21
10A	656120834				Actual/360	3.722%	31,015.15	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	12/06/21
10B	656120835				Actual/360	3.722%	23,261.36	0.00	0.00	N/A	04/06/28	--	7,500,000.00	7,500,000.00	12/06/21
11	320611011	IN	El Paso	TX	Actual/360	4.316%	133,076.67	0.00	0.00	N/A	09/06/28	--	37,000,000.00	37,000,000.00	12/06/21
12	320611012	MH	Las Vegas	NV	Actual/360	4.910%	146,798.23	44,482.26	0.00	N/A	08/06/28	--	35,877,366.85	35,832,884.59	12/06/21
13	301271673	OF	Milpitas	CA	Actual/360	4.173%	106,607.38	0.00	0.00	N/A	09/06/28	--	30,660,000.00	30,660,000.00	12/06/21
14	320611014	IN	Various	Various	Actual/360	4.047%	97,810.73	0.00	0.00	09/06/28	09/06/33	--	29,000,000.00	29,000,000.00	12/06/21
15	656120859	OF	Independence	OH	Actual/360	4.865%	111,916.95	41,377.46	0.00	N/A	09/06/28	--	27,605,413.62	27,564,036.16	12/06/21
16	307001008	IN	Various	Various	Actual/360	4.941%	117,583.90	0.00	0.00	N/A	07/06/28	--	28,560,000.00	28,560,000.00	12/06/21
17	301271659	MH	Various	TX	Actual/360	4.848%	105,877.48	0.00	0.00	N/A	07/06/28	--	26,210,000.00	26,210,000.00	12/06/21
18	320611018	OF	Sunnyvale	CA	Actual/360	3.894%	81,124.31	0.00	0.00	N/A	04/06/28	--	25,000,000.00	25,000,000.00	12/06/21
19	301271687	OF	McAllen	TX	Actual/360	5.587%	98,273.95	27,843.14	0.00	N/A	10/06/28	--	21,107,702.93	21,079,859.79	12/06/21
20	320611020	OF	Denver	CO	Actual/360	4.835%	80,712.28	30,175.54	0.00	N/A	09/06/28	--	20,032,003.98	20,001,828.44	12/06/21
21	656120858	RT	West Hollywood	CA	Actual/360	4.918%	81,966.67	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	07/06/21
22	301271657	RT	Davenport	IA	Actual/360	5.093%	84,883.33	0.00	0.00	N/A	07/06/28	--	20,000,000.00	20,000,000.00	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
23	656120869	RT	Temple	TX	Actual/360	5.847%	93,042.83	19,110.31	0.00	N/A	10/06/28	--	19,095,751.51	19,076,641.20	12/06/21
24	301271655	RT	Grove City	OH	Actual/360	4.701%	68,005.48	25,360.14	0.00	N/A	07/06/28	--	17,359,407.44	17,334,047.30	12/06/21
25	301271671	MU	Fort Worth	TX	Actual/360	5.269%	74,637.08	0.00	0.00	N/A	09/06/28	--	17,000,000.00	17,000,000.00	12/06/21
26	656120856	Various Various		FL	Actual/360	5.785%	79,618.30	18,502.89	0.00	N/A	09/06/23	--	16,515,463.94	16,496,961.05	12/06/21
27	301271662	RT	Ontario	CA	Actual/360	4.602%	63,277.50	0.00	0.00	N/A	08/06/28	--	16,500,000.00	16,500,000.00	12/06/21
28	320611028	OF	Redmond	WA	Actual/360	4.659%	62,993.56	0.00	0.00	N/A	08/06/28	--	16,225,000.00	16,225,000.00	12/06/21
29	301271680	RT	Houma	LA	Actual/360	5.194%	69,959.46	18,931.46	0.00	N/A	09/06/23	--	16,164,695.75	16,145,764.29	12/06/21
30	320611030	OF	Los Angeles	CA	Actual/360	4.875%	57,890.62	0.00	0.00	09/07/23	09/06/28	--	14,250,000.00	14,250,000.00	12/06/21
31	301271679	OF	Traverse City	MI	Actual/360	5.295%	49,036.31	14,510.53	0.00	09/08/23	09/06/28	--	11,113,044.54	11,098,534.01	12/06/21
32	307001009	OF	Philadelphia	PA	Actual/360	4.110%	34,250.00	0.00	0.00	N/A	06/06/23	--	10,000,000.00	10,000,000.00	12/06/21
33	320611033	RT	Puyallup	WA	Actual/360	5.220%	39,933.00	0.00	0.00	09/10/23	09/06/28	--	9,180,000.00	9,180,000.00	12/06/21
34	301271647	RT	Littleton	CO	Actual/360	4.955%	25,690.54	14,258.25	0.00	N/A	07/06/23	--	6,221,724.18	6,207,465.93	12/06/21
35	301271660	RT	Oshkosh	WI	Actual/360	4.950%	29,657.25	8,848.92	0.00	09/12/23	08/06/28	--	7,189,636.11	7,180,787.19	12/06/21
36	320611036	IN	Bristol	PA	Actual/360	5.035%	26,862.06	8,170.52	0.00	09/13/23	10/06/28	--	6,402,080.92	6,393,910.40	12/06/21
37	320611037	RT	Indianapolis	IN	Actual/360	5.100%	21,729.92	8,132.32	0.00	09/14/23	03/06/27	--	5,112,922.79	5,104,790.47	12/06/21
Totals							4,099,516.67	401,004.37	0.00				1,057,120,757.19	1,056,719,752.82

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	34,935,304.24	27,277,848.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,846,992.55	4,369,924.27	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	7,848,180.02	6,562,067.09	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,451,448.63	4,017,753.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	41,249,183.40	29,519,520.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	115,600,112.20	105,665,029.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,184,633.20	1,146,320.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,302,771.91	5,136,119.93	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,161,871.00	4,398,784.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	32,600,206.82	20,065,865.66	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,623,024.00	3,209,444.75	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,779,767.58	2,115,426.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	5,758,380.75	4,469,181.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	19,544,214.00	9,772,104.00	01/01/20	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,908,709.02	2,226,446.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	9,669,399.41	4,834,701.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	6,148,620.56	4,663,167.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	18,233,106.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,148,021.32	1,580,769.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	2,275,733.77	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	138,079.00	01/01/20	06/30/20	--	0.00	0.00	81,728.50	965,015.07	0.00	0.00
22	3,426,108.68	2,756,540.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
23	2,503,457.21	1,846,854.72	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,233,081.52	1,728,639.17	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,147,806.80	673,177.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	699,951.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,580,750.32	1,731,274.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	3,552,315.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,658,172.90	1,300,074.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	779,545.77	516,374.81	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,242,585.69	957,693.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	8,465,197.00	4,185,088.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	802,044.82	618,324.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	626,912.44	373,969.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	787,655.68	528,855.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	872,000.51	671,298.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	520,474.40	284,358.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	367,192,056.77	262,316,762.49				0.00	0.00	81,728.50	965,015.07	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.653435%	4.615921%	72
11/18/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	4.653603%	4.616078%	73
10/18/21	1	16,531,234.33	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.653752%	4.616216%	74
09/17/21	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.653896%	4.616347%	75
08/17/21	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654015%	4.616455%	76
07/16/21	0	0.00	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654123%	4.616549%	77
06/17/21	0	0.00	1	16,598,799.24	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654243%	4.616656%	78
05/17/21	1	16,614,156.55	0	0.00	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654349%	4.616749%	79
04/16/21	0	0.00	0	0.00	2	36,632,097.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654467%	4.616854%	80
03/17/21	0	0.00	0	0.00	2	36,647,289.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0.000000%	-0.037626%	81
02/18/21	0	0.00	1	16,670,403.07	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654716%	4.617076%	82
01/15/21	0	0.00	1	16,685,405.45	1	20,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.654820%	4.617167%	83
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
21	656120858	07/06/21	4	6	81,728.50	965,015.07	115,274.39	20,000,000.00	07/09/20	1
Totals					81,728.50	965,015.07	115,274.39	20,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		88,850,191	88,850,191	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		967,869,562	947,869,562	20,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	1,056,719,753	1,036,719,753	0	0	20,000,000	0
Nov-21	1,057,120,757	1,057,120,757	0	0	0	0
Oct-21	1,057,481,888	1,020,950,654	16,531,234	0	20,000,000	0
Sep-21	1,057,812,663	1,037,812,663	0	0	20,000,000	0
Aug-21	1,058,095,163	1,038,095,163	0	0	20,000,000	0
Jul-21	1,058,329,793	1,038,329,793	0	0	20,000,000	0
Jun-21	1,058,585,720	1,021,986,921	0	16,598,799	20,000,000	0
May-21	1,058,818,176	1,022,204,019	16,614,157	0	20,000,000	0
Apr-21	1,059,071,994	1,022,439,897	0	0	36,632,097	0
Mar-21	1,059,302,295	1,022,655,006	0	0	36,647,289	0
Feb-21	1,059,598,934	1,022,928,531	0	16,670,403	20,000,000	0
Jan-21	1,059,826,891	1,023,141,485	0	16,685,405	20,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	320611009	37,108,232.83	37,108,232.83	127,375,000.00	07/27/18	4,084,243.50	1.67100	06/30/21	10/06/28	321
21	656120858	20,000,000.00	20,000,000.00	22,360,000.00	03/29/21	131,039.00	0.26350	06/30/20	09/06/28	(39)
26	656120856	16,496,961.05	16,496,961.05	23,350,000.00	05/30/18	699,951.50	1.18890	06/30/21	09/06/23	I/O
Totals		73,605,193.88	73,605,193.88	173,085,000.00		4,915,234.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	320611009	RT	TX	11/17/20	3
Loan transferred due to Parent Co of Borrower recently filing BNK. Reviewing options with counsel and Borrower.

21	656120858	RT	CA	07/09/20	1

Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Special Servicer entered into discussions with the Borrower to modify loan, and the parties have reached an agreement.

26	656120856	Various	FL	12/09/20	13
The Loan transferred for Imminent Monetary Default at borrower's request as a result of the Covid-19 pandemic. Borrower is working to bring the loan current.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	656120858	20,000,000.00	4.91800%	20,000,000.00 4.91800%		10	09/30/21	09/30/21	--
26	656120856	0.00	5.78500%	0.00	5.78500%	10	07/31/20	09/06/20	09/11/20
26	656120856	16,732,627.77	5.78500%	16,732,627.77 5.78500%		10	09/11/20	09/06/20	07/31/20
Totals		36,732,627.77		36,732,627.77
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© Copyright 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	7,742.09	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	(49,516.13)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(36,774.04)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(36,774.04)

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Supplemental Notes
None

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